S000000779 [Member] Investment Objectives and Goals - Putnam Dynamic Asset Allocation Conservative Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Putnam Dynamic Asset Allocation Conservative Fund
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.